Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders Equity
Schedule of ordinary share capital
	Number of shares
	Authorized		Issued and paid
	December 31,		December 31,
	2018	2017	2018	2017

Ordinary shares of no par value	1,000,000,000	1,000,000,000	81,355,693	20,198,583

Schedule of movement in number of Series 1 and 2 warrants

	2018	2017		2016
	Series 2 warrants	Series 1 warrants	Series 2 warrants	Series 1 warrants	Series 2 warrants

Outstanding at beginning of year:	1,285,260	1,292,280	1,292,280	-	-
Issuance	-	-	-	1,292,280	1,292,280
Exercised	-	(1,290,279)	(7,020)	-	-
Expired	(1,285,260)	(2,001)	-	-	-
Outstanding at end of year	-	-	1,285,260	1,292,280	1,292,280

Schedule of private offerings

Date of offering	Number of shares	Unit price (in NIS)	Gross proceeds (U.S. dollars in Thousands)
December 14, 2016	1,492,670	4.25	1,662
April 6, 2017	1,358,834	6	2,237
May 11, 2017	441,483	6	727
May 22, 2017	605,000	6	1,001
June 13, 2017	1,174,286	7	2,280
June 3, 2018	7,634,536	1.5-1.3	2,959
June 3, 2018	416,456	0.3	34
September 25, 2018	5,781,580	0.3	481

Date of offering	Number of warrants	Warrant exercise price (in NIS)	Expiration date
December 14, 2016	1,492,670	7.5	December 9, 2017
April 6, 2017	1,358,834	8.75	November 30, 2018
May 11, 2017	441,483	8.75	November 30, 2018
May 22, 2017	605,000	8.75	November 30, 2018
June 13, 2017	1,174,286	10	November 30, 2018
June 3, 2018	4,378,693	2.32	November 30, 2019

Schedule of fully-vested non-traded warrants

Date of award	Number of non-traded warrants awarded	Exercise price (in NIS)	Expiration Date
April 6, 2017	11,383	6	April 9, 2022
April 6, 2017	56,558	6	April 9, 2020
May 11, 2017	22,074	6	May 11, 2020
May 22, 2017	45,375	6	June 21, 2020
June 13, 2017	84,499	10	June 21, 2020
June 3, 2018	414,042	2.3	November 30, 2019
June 3, 2018	12,893	10	November 30, 2018
August 21, 2018	14,900	2.4	November 30, 2019